Schedule of Investments (unaudited)
December 31, 2025
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 84.1%
BlackRock Technology Opportunities Fund, Class K	1,239,308	$ 96,951,043
International Tilts Master Portfolio	$ 99,981,411	99,981,411
iShares Core MSCI Emerging Markets ETF	3,168,411	212,980,587
iShares Core S&P 500 ETF	318,501	218,154,075
iShares MSCI EAFE Value ETF	1,058,319	75,574,560
iShares MSCI Global Gold Miners ETF	361,865	26,647,739
iShares MSCI U.S.A. Momentum Factor ETF(b)	386,786	96,816,404
iShares MSCI U.S.A. Quality Factor ETF	499,409	99,192,616
iShares S&P 100 ETF(b)	555,703	190,589,458
iShares S&P 500 Growth ETF(b)	1,779,227	219,307,520
iShares S&P 500 Value ETF	1,351,277	286,565,313
iShares U.S. Aerospace & Defense ETF	225,880	48,494,177
iShares U.S. Equity Factor Rotation Active ETF	4,326,870	263,116,965
iShares U.S. Thematic Rotation Active ETF	2,484,045	95,784,775
		2,030,156,643
Fixed-Income Funds — 15.8%
BlackRock Securitized Income Fund, Institutional Class	5,033,864	45,707,485
BlackRock Strategic Income Opportunities Portfolio, Class K	4,668,966	45,662,489
BlackRock Total Return Fund, Class K	11,511,782	115,348,059
iShares 10-20 Year Treasury Bond ETF	486,234	49,435,411
iShares Core International Aggregate Bond ETF	533,494	26,680,035
iShares Core Universal USD Bond ETF	2,091,928	97,358,329
		380,191,808
Total Long-Term Investments — 99.9% (Cost: $2,013,935,262)		2,410,348,451

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(a)(c)(d)	111,063,595	$ 111,119,127
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(a)(c)	5,394,330	5,394,330
Total Short-Term Securities — 4.9% (Cost: $116,513,457)		116,513,457
Total Investments — 104.8% (Cost: $2,130,448,719)		2,526,861,908
Liabilities in Excess of Other Assets — (4.8)%		(114,587,309)
Net Assets — 100.0%		$ 2,412,274,599

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,153,903	$ 48,963,387 (a)	$ —	$ (3,265)	$ 5,102	$ 111,119,127	111,063,595	$ 14,708 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	5,394,330 (a)	—	—	—	5,394,330	5,394,330	44,397	—
BlackRock Securitized Income Fund, Institutional Class	44,275,304	1,841,457	(356,893)	13	(52,396)	45,707,485	5,033,864	739,459	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$ 44,198,479	$ 1,869,108	$ (356,893)	$ (558)	$ (47,647)	$ 45,662,489	4,668,966	$ 756,087	$ —
BlackRock Technology Opportunities Fund, Class K	96,538,657	8,122,099	(713,786)	(8,656)	(6,987,271)	96,951,043	1,239,308	1,352,198	4,558,134
BlackRock Total Return Fund, Class K	112,232,581	4,240,506	(892,233)	(5,487)	(227,308)	115,348,059	11,511,782	1,364,378	124,864
International Tilts Master Portfolio	94,695,640	—	(3,332,864)(a)(c)	1,521,992	7,096,643	99,981,411	$99,981,411	173,449	—
iShares 10- 20 Year Treasury Bond ETF	66,559,656	2,161,568	(18,636,885)	(117,938)	(530,990)	49,435,411	486,234	821,968	—
iShares Core International Aggregate Bond ETF	26,159,524	1,330,112	(178,439)	264	(631,426)	26,680,035	533,494	794,986	—
iShares Core MSCI Emerging Markets ETF	158,535,425	52,238,728	(1,372,689)	(10,866)	3,589,989	212,980,587	3,168,411	3,530,321	—
iShares Core S&P 500 ETF	302,810,060	6,652,611	(95,400,252)	38,639,103	(34,547,447)	218,154,075	318,501	762,357	—
iShares Core Universal USD Bond ETF	112,120,255	3,877,336	(18,250,098)	88,394	(477,558)	97,358,329	2,091,928	1,463,396	—
iShares MSCI EAFE Value ETF	94,431,502	3,540,131	(26,322,882)	5,322,379	(1,396,570)	75,574,560	1,058,319	1,657,415	—
iShares MSCI Global Gold Miners ETF	—	23,666,899	(61,939)	2,414	3,040,365	26,647,739	361,865	135,295	—
iShares MSCI U.S.A. Momentum Factor ETF	70,842,261	27,498,376	(598,732)	(6,974)	(918,527)	96,816,404	386,786	257,518	—
iShares MSCI U.S.A. Quality Factor ETF	211,627,281	3,817,035	(116,278,304)	14,939,514	(14,912,910)	99,192,616	499,409	302,796	—
iShares S&P 100 ETF	181,447,060	5,001,108	(1,430,418)	7,530	5,564,178	190,589,458	555,703	465,952	—
iShares S&P 500 Growth ETF	211,424,541	4,998,134	(1,608,193)	7,825	4,485,213	219,307,520	1,779,227	230,793	—
iShares S&P 500 Value ETF	181,567,103	99,371,275	(1,674,681)	3,475	7,298,141	286,565,313	1,351,277	1,331,801	—
iShares U.S. Aerospace & Defense ETF	46,546,539	1,071,593	(356,698)	(1,638)	1,234,381	48,494,177	225,880	—	—

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares/ Investment Value Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Equity Factor Rotation Active ETF	$ 250,748,763	$ 7,440,782	$ (1,966,106)	$ 7,924	$ 6,885,602	$ 263,116,965	4,326,870	$ 585,416	$ —
iShares U.S. Thematic Rotation Active ETF	—	92,960,131	(245,100)	6,743	3,063,001	95,784,775	2,484,045	29,422	—
				$ 60,392,188	$ (18,467,435)	$ 2,526,861,908		$ 16,814,112	$ 4,682,998

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,310,367,040	$ —	$ —	$ 2,310,367,040
Short-Term Securities
Money Market Funds	116,513,457	—	—	116,513,457
	$ 2,426,880,497	$ —	$ —	2,426,880,497
Investments valued at NAV(a)				99,981,411
				$ 2,526,861,908

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock 80/20 Target Allocation Fund

Portfolio Abbreviation
ETF	Exchange-Traded Fund